Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 2.9%
80,568		AGL Energy Ltd.	$786,693	0 .1
14,195		ASX Ltd.	829,920	0 .1
517,238		Aurizon Holdings Ltd.	1,591,217	0 .3
69,524		Australia & New Zealand Banking Group Ltd.	867,382	0 .2
122,183		BHP Group Ltd.	3,156,429	0 .5
224,076		Fortescue Metals Group Ltd.	2,632,452	0 .5
680,311		Medibank Pvt Ltd.	1,227,552	0 .2
43,122		Newcrest Mining Ltd.	977,832	0 .2
68,426		Rio Tinto Ltd.	4,673,594	0 .8
			16,743,071	2 .9

		Belgium: 0.5%
24,425		UCB S.A.	2,774,054	0 .5

		Canada: 4.2%
37,313	(1)	Bank of Nova Scotia	1,550,190	0 .3
89,565		BCE, Inc.	3,714,302	0 .6
29,635	(1)	Canadian Imperial Bank of Commerce - XTSE	2,215,141	0 .4
3,396		Constellation Software, Inc./Canada	3,773,665	0 .6
8,429		Franco-Nevada Corp.	1,177,863	0 .2
34,999		National Bank Of Canada	1,738,451	0 .3
49,998		Open Text Corp.	2,113,242	0 .4
18,119		Rogers Communications, Inc.	718,746	0 .1
186,532		TELUS Corp.	3,282,224	0 .6
38,728		Waste Connections, Inc.	4,019,966	0 .7
			24,303,790	4 .2

		China: 0.3%
725,500		BOC Hong Kong Holdings Ltd.	1,923,290	0 .3

		Denmark: 1.8%
15,558		Carlsberg A/S	2,096,008	0 .4
19,724		Coloplast A/S	3,126,038	0 .5
75,907		Novo Nordisk A/S	5,259,185	0 .9
			10,481,231	1 .8

		Finland: 0.9%
46,968		Kone Oyj	4,123,979	0 .7
22,719		Orion Oyj	1,029,327	0 .2
			5,153,306	0 .9

		France: 0.6%
12,300		Danone	796,738	0 .1
9,464	(2)	Eiffage SA	772,406	0 .1
204,997		Orange SA	2,135,170	0 .4
			3,704,314	0 .6

		Germany: 0.7%
94,182		Deutsche Post AG	4,273,586	0 .7

		Hong Kong: 1.7%
70,800		ASM Pacific Technology Ltd.	724,790	0 .1
382,500		CK Hutchison Holdings Ltd.	2,317,856	0 .4
215,000		CLP Holdings Ltd.	2,007,510	0 .4
581,000		HKT Trust / HKT Ltd.	771,166	0 .1
17,900		Jardine Matheson Holdings Ltd.	711,553	0 .1
252,500		Link REIT	2,069,083	0 .4
104,436	(2)	Pacific Century Premium Developments Ltd.	27,539	0 .0
211,500		Power Assets Holdings Ltd.	1,114,766	0 .2
			9,744,263	1 .7

		Ireland: 1.2%
52,100		Medtronic PLC	5,414,232	0 .9
34,900		Smurfit Kappa PLC	1,369,413	0 .3
			6,783,645	1 .2

		Israel: 0.2%
257,368		Bank Leumi Le-Israel BM	1,133,028	0 .2

		Italy: 2.1%
243,170		Assicurazioni Generali S.p.A.	3,427,360	0 .6
166,861		Enel S.p.A.	1,447,680	0 .2
128,256	(2)	FinecoBank Banca Fineco SpA	1,766,573	0 .3
350,626	(2)	Intesa Sanpaolo SpA	659,678	0 .1
582,459		Snam SpA	2,995,472	0 .5
305,084		Terna Rete Elettrica Nazionale SpA	2,134,625	0 .4
			12,431,388	2 .1

		Japan: 8.8%
138,600		Canon, Inc.	2,298,897	0 .4
3,100		Daikin Industries Ltd.	572,800	0 .1
75,200		Fuji Film Holdings Corp.	3,706,748	0 .6
2,700		Hikari Tsushin, Inc.	644,190	0 .1
42,800		Hitachi Ltd.	1,449,185	0 .2
13,200		Hoya Corp.	1,490,496	0 .3
333,400		ENEOS Holdings, Inc.	1,189,527	0 .2
27,900		Kamigumi Co., Ltd.	549,780	0 .1
80,900		KDDI Corp.	2,034,761	0 .4
28,400		Konami Holdings Corp.	1,228,541	0 .2
18,500		Lawson, Inc.	882,128	0 .2
73,700		LIXIL Group Corp.	1,489,646	0 .3
11,500		McDonald's Holdings Co. Japan Ltd.	559,337	0 .1
30,500		Medipal Holdings Corp.	611,595	0 .1
17,600		MEIJI Holdings Co., Ltd.	1,344,389	0 .2
32,200		Mitsubishi Corp.	770,719	0 .1
13,000		Miura Co., Ltd.	637,637	0 .1
7,800		Nintendo Co., Ltd.	4,420,192	0 .8
101,000		Nippon Telegraph & Telephone Corp.	2,062,085	0 .4
24,100		NTT DoCoMo, Inc.	885,581	0 .2
31,700		Secom Co., Ltd.	2,901,042	0 .5
133,200		Sekisui House Ltd.	2,360,401	0 .4
42,400		SG Holdings Co. Ltd.	2,206,228	0 .4
333,900	(1)	SoftBank Corp.	3,731,112	0 .6
12,100		Sohgo Security Services Co., Ltd.	576,397	0 .1
45,500		Square Enix Holdings Co., Ltd.	3,011,250	0 .5

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
20,700	(1)	Sumitomo Mitsui Financial Group, Inc.	$578,789	0 .1
23,100		Sundrug Co., Ltd.	870,753	0 .1
15,800		Suzuken Co., Ltd.	602,676	0 .1
22,100		Trend Micro, Inc.	1,346,745	0 .2
11,200		Tsuruha Holdings, Inc.	1,587,791	0 .3
43,000		Welcia Holdings Co. Ltd.	1,885,697	0 .3
22,300		Yamato Holdings Co., Ltd.	587,437	0 .1
			51,074,552	8 .8

		Netherlands: 1.4%
87,039		Koninklijke Ahold Delhaize NV	2,572,708	0 .5
316,123		Koninklijke KPN NV	741,729	0 .1
78,347		Unilever NV	4,757,835	0 .8
			8,072,272	1 .4

		New Zealand: 0.1%
249,467		Spark New Zealand Ltd.	778,414	0 .1

		Norway: 0.2%
90,077		Orkla ASA	909,100	0 .2

		Singapore: 0.3%
223,200		Singapore Exchange Ltd.	1,505,410	0 .3

		Spain: 1.1%
51,258		Enagas	1,182,689	0 .2
54,093		Endesa S.A.	1,446,888	0 .2
86,023		Ferrovial SA - FERE	2,089,547	0 .4
77,985		Red Electrica Corp. SA	1,462,645	0 .3
			6,181,769	1 .1

		Sweden: 0.5%
18,377	(2)	Essity AB	620,431	0 .1
8,431		Swedish Match AB	689,376	0 .1
119,796	(1)	Telefonaktiebolaget LM Ericsson	1,310,956	0 .3
			2,620,763	0 .5

		Switzerland: 3.1%
27,172		LafargeHolcim Ltd.-CHF	1,236,858	0 .2
34,418		Logitech International SA	2,666,092	0 .5
35,479		Nestle SA	4,222,428	0 .7
18,367		Roche Holding AG	6,291,442	1 .1
10,202		Zurich Insurance Group AG	3,557,593	0 .6
			17,974,413	3 .1

		United Kingdom: 2.9%
48,776		Admiral Group Plc	1,644,991	0 .3
16,213		British American Tobacco PLC	581,584	0 .1
352,166		Direct Line Insurance Group PLC	1,228,259	0 .2
227,302		GlaxoSmithKline PLC	4,261,365	0 .7
64,697		Imperial Brands PLC	1,142,781	0 .2
27,544		London Stock Exchange Group PLC	3,159,777	0 .5
194,931		Sage Group PLC/The	1,811,538	0 .3
60,667		Smith & Nephew PLC	1,188,432	0 .2
90,658		United Utilities Group PLC	1,001,448	0 .2
827,890		Vodafone Group PLC	1,097,316	0 .2
			17,117,491	2 .9

		United States: 62.3%
59,406		AbbVie, Inc.	5,203,372	0 .9
9,525		Accenture PLC	2,152,555	0 .4
52,292		Activision Blizzard, Inc.	4,233,037	0 .7
38,410		Aflac, Inc.	1,396,204	0 .2
15,285		Air Products & Chemicals, Inc.	4,552,790	0 .8
24,482		Allison Transmission Holdings, Inc.	860,297	0 .2
23,836		Allstate Corp.	2,243,921	0 .4
96,708		Altria Group, Inc.	3,736,797	0 .6
63,195		Amdocs Ltd.	3,628,025	0 .6
30,250		Ameren Corp.	2,392,170	0 .4
17,644		American Water Works Co., Inc.	2,556,263	0 .4
22,701		Amgen, Inc.	5,769,686	1 .0
4,990		Anthem, Inc.	1,340,264	0 .2
26,287		Applied Materials, Inc.	1,562,762	0 .3
17,832		Aptargroup, Inc.	2,018,582	0 .4
185,594		AT&T, Inc.	5,291,285	0 .9
22,406		Avnet, Inc.	578,971	0 .1
72,094		Bank of America Corp.	1,736,744	0 .3
43,686		Booz Allen Hamilton Holding Corp.	3,625,064	0 .6
87,689		Bristol-Myers Squibb Co.	5,286,770	0 .9
27,904		Broadridge Financial Solutions, Inc. ADR	3,683,328	0 .6
6,523		Carlisle Cos., Inc.	798,220	0 .1
29,543		CDK Global, Inc.	1,287,779	0 .2
8,179		CDW Corp.	977,636	0 .2
3,931		Chemed Corp.	1,888,256	0 .3
22,844		Chevron Corp.	1,644,768	0 .3
10,059		Church & Dwight Co., Inc.	942,629	0 .2
4,465		Cigna Corp.	756,416	0 .1
146,666		Cisco Systems, Inc.	5,777,174	1 .0
14,819		Citigroup, Inc.	638,847	0 .1
28,195		Citrix Systems, Inc.	3,882,733	0 .7
14,913		Cognizant Technology Solutions Corp.	1,035,260	0 .2
9,421		Colgate-Palmolive Co.	726,830	0 .1
18,324		Comcast Corp. – Class A	847,668	0 .2
31,843		Corporate Office Properties Trust SBI MD	755,316	0 .1
10,524		CSX Corp.	817,399	0 .1
36,300		Dolby Laboratories, Inc.	2,405,964	0 .4
20,393		Dollar General Corp.	4,274,781	0 .7
20,286		DTE Energy Co.	2,333,701	0 .4
80,867		eBay, Inc.	4,213,171	0 .7
115,754		Equitrans Midstream Corp.	979,279	0 .2
3,864		Everest Re Group Ltd.	763,295	0 .1
47,874		Evergy, Inc.	2,432,957	0 .4
18,608		Exelon Corp.	665,422	0 .1
52,755		Flir Systems, Inc.	1,891,267	0 .3
40,275		Flowers Foods, Inc.	979,891	0 .2
66,813		General Mills, Inc.	4,121,026	0 .7
50,983		Gentex Corp.	1,312,812	0 .2
100,042		Geo Group, Inc./The	1,134,476	0 .2

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
50,523	Gilead Sciences, Inc.	$3,192,548	0 .6
18,684	Hanover Insurance Group, Inc.	1,740,975	0 .3
26,710	Hershey Co.	3,828,611	0 .7
30,763	Honeywell International, Inc.	5,063,897	0 .9
2,032	Humana, Inc.	841,024	0 .2
126,980	Intel Corp.	6,575,024	1 .1
37,779	International Business Machines Corp.	4,596,571	0 .8
14,693	Intuit, Inc.	4,793,004	0 .8
20,454	Jack Henry & Associates, Inc.	3,325,616	0 .6
57,855	Johnson & Johnson	8,613,452	1 .5
43,867	JPMorgan Chase & Co.	4,223,076	0 .7
161,611	Juniper Networks, Inc.	3,474,637	0 .6
6,879	Kansas City Southern	1,243,930	0 .2
29,950	Kimberly-Clark Corp.	4,422,417	0 .8
10,840	KLA Corp.	2,100,142	0 .4
25,727	Knight-Swift Transportation Holdings, Inc.	1,047,089	0 .2
16,715	Kroger Co.	566,806	0 .1
41,051	Leidos Holdings, Inc.	3,659,697	0 .6
12,535	Life Storage, Inc.	1,319,559	0 .2
7,579	Lockheed Martin Corp.	2,904,879	0 .5
6,043	MarketAxess Holdings, Inc.	2,910,248	0 .5
24,553	MAXIMUS, Inc.	1,679,671	0 .3
20,588	McDonald's Corp.	4,518,860	0 .8
19,834	McKesson Corp.	2,953,878	0 .5
76,092	Merck & Co., Inc.	6,311,831	1 .1
108,892	Microsoft Corp.	22,903,254	4 .0
8,065	Monolithic Power Systems, Inc.	2,255,055	0 .4
25,455	Motorola Solutions, Inc.	3,991,599	0 .7
12,371	MSC Industrial Direct Co.	782,837	0 .1
21,044	Nasdaq, Inc.	2,582,309	0 .5
45,192	National Instruments Corp.	1,613,354	0 .3
3,887	NewMarket Corp.	1,330,598	0 .2
181,511	NortonLifeLock, Inc.	3,782,689	0 .7
32,746	OGE Energy Corp.	982,053	0 .2
35,273	Omnicom Group	1,746,014	0 .3
86,409	Oracle Corp.	5,158,617	0 .9
35,053	Packaging Corp. of America	3,822,530	0 .7
46,087	Paychex, Inc.	3,676,360	0 .6
45,438	PepsiCo, Inc.	6,297,707	1 .1
171,433	Pfizer, Inc.	6,291,591	1 .1
55,282	Philip Morris International, Inc.	4,145,597	0 .7
36,296	Phillips 66	1,881,585	0 .3
14,152	Pinnacle West Capital Corp.	1,055,032	0 .2
55,064	Procter & Gamble Co.	7,653,345	1 .3
46,224	Progressive Corp.	4,376,026	0 .8
38,201	Qualcomm, Inc.	4,495,494	0 .8
13,121	Reliance Steel & Aluminum Co.	1,338,867	0 .2
41,364	Republic Services, Inc.	3,861,329	0 .7
9,352	Roper Technologies, Inc.	3,695,069	0 .6
20,875	Royal Gold, Inc.	2,508,549	0 .4
3,503	S&P Global, Inc.	1,263,182	0 .2
81,475	Service Corp. International	3,436,616	0 .6
41,615	Silgan Holdings, Inc.	1,530,184	0 .3
29,942	Sonoco Products Co.	1,529,138	0 .3
36,826	Southern Co.	1,996,706	0 .3
125,604	Switch, Inc.	1,960,678	0 .3
24,079	T. Rowe Price Group, Inc.	3,087,409	0 .5
30,116	Target Corp.	4,740,861	0 .8
38,052	Texas Instruments, Inc.	5,433,445	0 .9
5,560	Tractor Supply Co.	796,970	0 .1
8,221	United Parcel Service, Inc. - Class B	1,369,865	0 .2
114,912	Valvoline, Inc.	2,187,924	0 .4
113,659	Verizon Communications, Inc.	6,761,574	1 .2
35,774	Waste Management, Inc.	4,048,544	0 .7
74,996	Werner Enterprises, Inc.	3,149,082	0 .5
134,496	Western Union Co.	2,882,249	0 .5
144,334	Williams Cos., Inc.	2,836,163	0 .5
39,718	Xilinx, Inc.	4,140,204	0 .7
16,789	Yum! Brands, Inc.	1,532,836	0 .3
28,704	Zoetis, Inc.	4,746,780	0 .8
		361,699,172	62 .3

	Total Common Stock
	(Cost $533,397,348)	567,382,322	97 .8

EXCHANGE-TRADED FUNDS: 1.0%
31,343	iShares MSCI EAFE ETF	1,994,982	0 .3
12,367	SPDR S&P 500 ETF Trust	4,141,584	0 .7

	Total Exchange-Traded Funds
	(Cost $6,244,926)	6,136,566	1 .0

	Total Long-Term Investments
	(Cost $539,642,274)	573,518,888	98 .8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.3%
1,116,838	(3) Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,116,842, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,139,180, due 10/08/20-08/15/50)	1,116,838	0 .2

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,670,483	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,670,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,703,893, due 11/27/20-11/01/59)	$1,670,483	0 .3
1,048,851	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,048,853, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,069,828, due 10/20/20-02/15/50)	1,048,851	0 .2
1,670,483	(3)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,670,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,703,893, due 11/01/26-08/01/50)	1,670,483	0 .3
1,670,483	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,670,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,703,893, due 10/27/20-07/15/61)	1,670,483	0 .3

	Total Repurchase Agreements
	(Cost $7,177,138)		7,177,138	1 .3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
670,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $670,000)	$670,000	0 .1

	Total Short-Term Investments
	(Cost $7,847,138)	7,847,138	1 .4

	Total Investments in Securities (Cost $547,489,412)	$581,366,026	100 .2
	Liabilities in Excess of Other Assets	(1,078,295)	(0 .2)
	Net Assets	$580,287,731	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	25 .2%
Health Care	14 .7
Consumer Staples	10 .8
Industrials	10 .3
Financials	9 .6
Communication Services	8 .5
Materials	6 .2
Utilities	5 .2
Consumer Discretionary	4 .9
Energy	1 .5
Exchange-Traded Funds	1 .0
Real Estate	0 .9
Short-Term Investments	1 .4
Liabilities in Excess of Other Assets	(0 .2)
Net Assets	100 .0%

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$16,743,071	$–	$16,743,071
Belgium	–	2,774,054	–	2,774,054
Canada	24,303,790	–	–	24,303,790
China	–	1,923,290	–	1,923,290
Denmark	–	10,481,231	–	10,481,231
Finland	–	5,153,306	–	5,153,306
France	–	3,704,314	–	3,704,314
Germany	–	4,273,586	–	4,273,586
Hong Kong	–	9,744,263	–	9,744,263
Ireland	5,414,232	1,369,413	–	6,783,645
Israel	–	1,133,028	–	1,133,028
Italy	–	12,431,388	–	12,431,388
Japan	1,885,697	49,188,855	–	51,074,552
Netherlands	–	8,072,272	–	8,072,272
New Zealand	–	778,414	–	778,414
Norway	–	909,100	–	909,100
Singapore	–	1,505,410	–	1,505,410
Spain	–	6,181,769	–	6,181,769
Sweden	–	2,620,763	–	2,620,763
Switzerland	–	17,974,413	–	17,974,413
United Kingdom	–	17,117,491	–	17,117,491
United States	361,699,172	–	–	361,699,172
Total Common Stock	393,302,891	174,079,431	–	567,382,322
Exchange-Traded Funds	6,136,566	–	–	6,136,566
Short-Term Investments	670,000	7,177,138	–	7,847,138
Total Investments, at fair value	$400,109,457	$181,256,569	$–	$581,366,026

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $548,892,652.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$62,625,476
Gross Unrealized Depreciation	(30,106,615)
Net Unrealized Appreciation	$32,518,861